Commissions Income (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Commissions Income

Composition	12/31/2021	12/31/2020	12/31/2019
Performance obligations satisfied at a point in time
Commissions related to obligations	20,369,277	19,612,373	22,876,356
Commissions related to credit cards	12,113,679	12,694,972	12,188,881
Commissions related to insurance	2,284,875	2,417,088	2,402,958
Commissions related to trading and foreign exchange transactions	873,649	810,199	936,862
Commissions related to securities value	758,342	821,854	561,296
Commissions related to loans and other financing	165,704	277,319	327,804
Commissions related to financial guarantees granted	5,917	1,749	8,164
Performance obligations satisfied over certain time period
Commissions related to credit cards	367,771	645,960	546,251
Commissions related to trading and foreign exchange transactions	38,860	63,245	69,782
Commissions related to loans and other financing	4,814	1,104	21,980
Commissions related to obligations	1,092	1,272	5,846
Commissions related to financial guarantees granted	95	1	4,569

Total	36,984,075	37,347,136	39,950,749